Average Annual Total Returns - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Return Before Taxes
	Dec. 30, 2023
Average Annual Return:
Past 1 year	1.33%
Past 5 years	0.98%
Since Inception	0.70%	[1]

[1]	AFrom April 6, 2015.